Columbia Quality Income Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class C
04/25/2031	6.420%	879,202	890,310
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,250,000	4,251,882
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	22,000	802,871
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	7,600,000	7,600,000
Bain Capital Credit CLO Ltd.(a),(e)
Series 2019-4A Class DRR
3-month Term SOFR + 2.900% Floor 2.900% 04/23/2035	7.219%	5,000,000	4,999,595
Carlyle Global Market Strategies CLO Ltd.(a),(e)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	6.279%	6,750,000	6,754,232
Madison Park Funding XVIII Ltd.(a),(e)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	6.487%	17,075,000	17,093,612
MPOWER Education Trust(a)
Series 2025-A Class B
07/21/2042	8.470%	2,000,000	2,035,003
Subordinated Series 2024-A Class B
07/22/2041	8.350%	3,000,000	3,092,263
NetCredit Combined Receivables A LLC(a)
Series 2025-A Class A
10/20/2031	7.290%	2,533,808	2,577,168
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	321,197	322,007
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class D
03/15/2033	5.865%	2,500,000	2,518,300
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	2,752,945	2,776,290
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	2,227,327	2,232,545
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	134,740	133,998
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	221,475	221,876
Series 2023-8 Class A
06/16/2031	7.299%	586,465	594,967
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	1,860,905	1,866,006
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	1,599,830	1,605,552
Subordinated Series 2024-2 Class B
08/15/2031	6.611%	7,326,509	7,393,515
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	3,018,442	3,051,275
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	4,060,732	4,095,286
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,455,575	1,427,099
Sound Point IV-R CLO Ltd.(a),(e)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	6.341%	10,000,000	10,013,380
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	51,298	51,333
Upstart Asset Trust II Series(a),(c),(d)
Series 2025-1GS Class CERT
02/20/2030	0.000%	8,250	2,330,625
Upstart Securitization Trust(a)
Subordinated Series 2024-1 Class B
11/20/2034	6.240%	5,100,000	5,196,658
Total Asset-Backed Securities — Non-Agency (Cost $96,628,813)			95,927,648

Commercial Mortgage-Backed Securities - Agency 0.4%

Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.835%	12,389,484	596,840
Series 2019-118 Class IO
06/16/2061	0.759%	15,700,208	753,637
Series 2019-131 Class IO
07/16/2061	0.803%	24,183,237	1,376,137

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-134 Class IO
08/16/2061	0.643%	16,292,183	685,544
Series 2019-139 Class IO
11/16/2061	0.671%	17,173,599	730,792
Series 2020-19 Class IO
12/16/2061	0.719%	17,458,430	795,272
Series 2020-3 Class IO
02/16/2062	0.616%	18,376,128	698,572
Total Commercial Mortgage-Backed Securities - Agency (Cost $17,457,539)			5,636,794

Commercial Mortgage-Backed Securities - Non-Agency 3.1%

BHMS Commercial Mortgage Trust(a),(e)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	6.200%	3,700,000	3,711,562
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	2,200,000	1,430,022
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	1,761,791
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	478,447
Hilton USA Trust(a),(h)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	8,700,000	174,941
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,189,913	18,592,928
SFO Commercial Mortgage Trust(a),(e)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.628%	3,700,000	3,673,397
STAR Trust(a),(e)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.758%	8,000,000	8,026,353
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $53,548,037)			37,849,441

Residential Mortgage-Backed Securities - Agency 101.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(e),(g)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.737%	18,827,076	2,541,766
CMO Series 2025-45 Class SC
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 06/25/2055	1.452%	24,475,234	2,092,995
Fannie Mae REMICS(e)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.105%	17,934,846	18,403,586
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	8.105%	6,500,872	6,613,542
Federal Home Loan Mortgage Corp.
06/01/2030	5.500%	509,917	515,947
05/01/2036	2.000%	4,474,098	4,135,936
03/01/2042- 11/01/2046	3.500%	26,241,424	24,569,200
11/01/2043- 08/01/2052	3.000%	44,848,715	39,670,080
08/01/2044- 12/01/2052	4.000%	28,649,486	27,104,847
02/01/2051	2.500%	18,770,127	15,894,693
12/01/2052	5.000%	15,747,349	15,887,560
09/01/2054	6.000%	10,689,171	10,974,246
Federal Home Loan Mortgage Corp.(e),(g)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	1.493%	2,619,322	267,375
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.493%	3,676,925	418,297
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	1.443%	1,640,425	207,976
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	1.493%	3,327,456	411,729
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.906%	2,491,289	249,334
CMO Series 4935 Class JS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	1.587%	6,364,524	895,390
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	1.387%	4,827,899	569,729
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.617%	10,429,980	1,608,501
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.587%	13,942,530	2,195,410
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.513%	3,467,594	387,060
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.543%	1,247,936	136,518
Federal Home Loan Mortgage Corp.(g)
CMO Series 304 Class C69
12/15/2042	4.000%	921,387	160,481
CMO Series 4139 Class CI
05/15/2042	3.500%	1,107,585	70,690
CMO Series 4147 Class CI
01/15/2041	3.500%	185,516	1,456
CMO Series 4177 Class IY
03/15/2043	4.000%	2,808,116	401,825
CMO Series 4215 Class IL
07/15/2041	3.500%	135,083	3,267
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4068 Class GI
09/15/2036	2.352%	1,490,932	159,381
CMO Series 4107 Class KS
06/15/2038	1.925%	1,414,182	74,761
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(e),(g)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	1.637%	20,696,094	2,913,267
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.543%	28,334,880	3,176,924
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5105 Class ID
05/25/2051	3.000%	18,197,425	2,999,380
Federal National Mortgage Association
11/01/2034- 05/01/2052	3.500%	38,699,387	36,065,428
03/01/2036- 11/01/2052	4.500%	46,892,519	45,667,325
09/01/2036	6.500%	736,702	771,897
01/01/2042	4.000%	1,274,229	1,234,130
11/01/2046- 06/01/2052	3.000%	62,217,832	54,988,432
10/01/2050- 03/01/2052	2.000%	105,569,244	85,133,788
12/01/2050- 05/01/2051	2.500%	33,606,863	28,365,810
09/01/2052- 09/01/2053	5.000%	33,674,971	33,533,141
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,794,593	3,525,461
Federal National Mortgage Association(i)
08/01/2052	4.000%	31,053,324	29,330,412
Federal National Mortgage Association(e),(g)
CMO Series 2005-74 Class NI
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 05/25/2035	1.617%	3,229,577	169,724
CMO Series 2007-54 Class DI
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2037	1.637%	3,159,434	267,315
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.687%	5,674,772	723,160

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-101 Class SK
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2047	1.487%	12,764,679	1,649,380
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	1.387%	6,993,068	786,981
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.537%	9,900,448	1,114,817
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	1.537%	9,168,250	1,134,117
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.687%	6,730,030	837,863
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	23,186,972	954,682
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	1.687%	4,979,964	645,354
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.587%	14,105,623	1,726,558
CMO Series 2019-57 Class AS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.587%	9,485,148	1,271,829
CMO Series 2019-77 Class SP
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 01/25/2050	1.487%	12,725,619	1,759,034
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	1.617%	14,860,138	2,360,389
Federal National Mortgage Association(f),(g)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,636,101	16
Federal National Mortgage Association(g)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	315,717	4,408
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,016,638	79,106
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,283,854	180,752
CMO Series 2020-55 Class MI
08/25/2050	2.500%	17,193,581	2,868,548
CMO Series 417 Class C4
02/25/2043	3.500%	4,811,296	954,735
Federal National Mortgage Association REMICS(e),(g)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	1.687%	10,441,447	1,227,518
CMO Series 2022-46 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/25/2052	1.652%	16,835,692	1,803,239
Federal National Mortgage Association REMICS(g)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	13,151,463	2,226,006
CMO Series 2021-54 Class LI
04/25/2049	2.500%	18,271,921	2,563,238
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	4,276,034	3,588,329
Freddie Mac REMICS(e),(g)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	1.593%	19,648,956	2,321,695
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	2.652%	13,816,704	1,974,546
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	0.752%	19,354,047	1,212,668
Freddie Mac REMICS(e)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.105%	8,318,565	8,559,040
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	8.105%	13,818,608	14,260,067
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	8.105%	7,385,001	7,561,619
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.105%	14,963,511	15,317,702
CMO Series 5533 Class F
30-day Average SOFR + 3.450% Floor 3.450%, Cap 7.950% 04/25/2055	7.798%	12,583,083	12,878,915
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	8.255%	7,640,125	7,790,415
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	7.955%	11,609,070	11,549,164
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	100,132	103,884
01/15/2039- 08/20/2040	5.000%	3,678,893	3,755,134
04/20/2051	2.500%	20,151,141	16,933,473
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	5,820,737	5,872,447
CMO Series 2024-80 Class DT
05/20/2064	3.000%	8,790,094	7,737,758
CMO Series 2024-80 Class PT
05/20/2064	3.500%	14,216,541	12,904,700
Government National Mortgage Association(i)
04/20/2048	4.500%	5,578,948	5,491,701
Government National Mortgage Association(g)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,509,059	204,992
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-131 Class EI
09/16/2039	4.000%	2,944,353	169,960
CMO Series 2015-175 Class AI
10/16/2038	3.500%	7,514,088	516,950
CMO Series 2020-138 Class IN
09/20/2050	2.500%	11,628,005	1,993,027
CMO Series 2020-191 Class TI
12/20/2050	2.500%	7,868,295	1,158,837
CMO Series 2020-191 Class UC
12/20/2050	4.000%	14,678,897	3,298,890
CMO Series 2021-1 Class IB
01/20/2051	2.500%	17,378,280	2,587,876
CMO Series 2021-111 Class AI
06/20/2051	2.500%	15,462,494	2,274,445
CMO Series 2021-119 Class LI
07/20/2051	3.000%	17,400,344	2,973,453
CMO Series 2021-122 Class HI
11/20/2050	2.500%	14,878,549	2,065,756
CMO Series 2021-142 Class IX
08/20/2051	2.500%	20,554,873	2,934,350
CMO Series 2021-146 Class IK
08/20/2051	3.500%	18,603,903	3,529,512
CMO Series 2021-158 Class VI
09/20/2051	3.000%	15,105,884	2,418,611
CMO Series 2021-159 Class IP
09/20/2051	3.000%	11,418,002	1,791,898
CMO Series 2021-27 Class IN
02/20/2051	2.500%	10,881,286	1,598,242
CMO Series 2021-67 Class GI
04/20/2051	3.000%	16,207,451	2,750,367
CMO Series 2021-8 Class BI
01/20/2051	2.500%	17,022,283	3,096,261
Government National Mortgage Association(e),(g)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	1.726%	8,363,575	1,097,716
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.745%	5,083,333	644,177
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.745%	6,277,621	834,261

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.745%	4,681,801	543,647
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.695%	2,940,472	373,207
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.695%	6,061,271	699,988
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	1.745%	5,721,668	852,451
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.745%	3,591,228	451,411
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.745%	4,090,411	517,025
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.745%	5,639,933	827,156
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.745%	4,813,823	562,083
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.645%	10,364,939	1,375,906
CMO Series 2019-119 Class GS
-1.0 x 1-month Term SOFR + 5.986% Floor 0.400%, Cap 6.100% 09/20/2049	1.645%	5,975,022	657,638
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-21 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.595%	5,278,365	598,217
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.595%	5,874,017	826,654
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	1.645%	9,790,471	1,101,565
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	1.576%	13,429,299	2,063,374
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.645%	13,129,344	1,701,671
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.745%	9,731,790	1,277,597
CMO Series 2020-125 Class AS
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.795%	15,702,847	2,233,135
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.795%	10,940,135	1,568,641
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.595%	12,712,945	1,237,463
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	1.645%	9,565,079	1,277,910
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.845%	16,153,063	2,285,765
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.845%	17,509,523	2,589,770
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	129,008,099	400,764
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.845%	18,644,055	2,522,615
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	1.625%	19,411,430	2,256,862
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	1.635%	16,767,218	1,798,762
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	1.705%	27,478,001	3,002,975
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	1.595%	23,231,516	2,058,991
CMO Series 2022-190 Class GS
-1.0 x 1-month Term SOFR + 6.150% Cap 6.150% 07/20/2049	1.695%	27,407,689	3,627,890
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	2.505%	21,842,281	2,522,393
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.595%	25,477,745	3,292,953
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	1.385%	13,681,751	994,235
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.595%	29,172,297	3,488,697
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.595%	21,262,493	2,363,179
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	1.805%	20,562,807	2,371,685
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.595%	20,728,711	2,318,347
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.005%	13,390,811	1,206,898
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	1.705%	13,553,162	1,128,630
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.055%	28,444,469	1,705,863
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.905%	13,510,553	2,080,945

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	1.055%	15,197,658	1,078,935
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	2.955%	18,368,592	2,821,998
Government National Mortgage Association(e)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	5.238%	1,856,639	1,893,820
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.281%	6,000,722	6,138,655
Government National Mortgage Association TBA(j)
09/22/2055	2.000%	12,000,000	9,827,645
09/22/2055	3.000%	17,000,000	15,052,248
09/22/2055	4.500%	65,000,000	62,593,528
Uniform Mortgage-Backed Security TBA(j)
09/18/2040	2.500%	20,000,000	18,763,534
09/18/2040	3.000%	36,000,000	34,416,422
09/15/2055	3.500%	82,927,560	74,907,015
09/15/2055	4.500%	91,000,000	87,515,383
09/15/2055	5.000%	7,000,000	6,902,892
09/15/2055	5.500%	89,500,000	90,003,862
09/15/2055	6.000%	43,000,000	43,927,237
Total Residential Mortgage-Backed Securities - Agency (Cost $1,288,018,163)			1,229,998,712

Residential Mortgage-Backed Securities - Non-Agency 15.8%

A&D Mortgage Trust(a),(k)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	1,794,658	1,806,151
A&D Mortgage Trust(a),(f)
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.495%	2,000,000	2,033,899
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,524,521
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	5,579,937	5,477,777
CMO Series 2023-1 Class M1
03/25/2058	8.117%	6,144,000	6,166,878
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-4 Class M1
09/25/2058	8.411%	5,480,320	5,607,483
CHNGE Mortgage Trust(a),(k)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	3,129,525	3,154,541
CMO Series 2023-4 Class A1
09/25/2058	7.573%	2,243,500	2,274,841
CIM Trust(a),(f)
CMO Series 2020-R3 Class A1B
01/26/2060	4.000%	8,500,000	8,021,493
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2009-11 Class 1A2
02/25/2037	6.915%	139,513	138,187
CMO Series 2014-A Class B2
01/25/2035	5.493%	328,890	326,807
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,098,663	2,065,542
CSMC Trust(a),(f)
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	4,483,311	3,959,790
EASY(a),(k)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	4,350,000	4,370,930
FIGRE Trust(a),(f)
Subordinated CMO Series 2023-HE3 Class C
01/25/2042	7.310%	1,608,191	1,659,049
Freddie Mac STACR REMIC Trust(a),(e)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.098%	4,000,000	4,428,462
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.848%	7,000,000	8,340,264
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(e)
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.098%	4,500,000	4,708,670
GCAT Trust(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,206,646	1,154,557
CMO Series 2023-NQM4 Class A1
05/25/2067	4.250%	5,450,619	5,172,275
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	6,397,052	6,414,384
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	6,300,442	5,582,644
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	3,415,946	3,416,571
LHOME Mortgage Trust(a),(k)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	10,000,000	10,056,782
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	2,789,000	2,644,616
New Residential Mortgage Loan Trust(a),(f),(g)
CMO Series 2014-1A Class AIO
01/25/2054	2.067%	6,180,233	271,964
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,563,817
Subordinated CMO Series 2019-RPL3 Class B3
07/25/2059	3.982%	12,000,000	9,506,911
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	1,571,141	1,520,111
OBX Trust(a),(f)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	4,281,571
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class M1
08/25/2067	5.404%	6,000,000	5,941,248
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2023-RCF2 Class A3
11/25/2053	4.000%	5,000,000	4,791,176
PRKCM Trust(a),(f)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	3,617,437	3,455,684
PRPM LLC(a),(k)
CMO Series 2024-RCF1 Class A2
01/25/2054	4.000%	3,600,000	3,478,140
CMO Series 2024-RCF1 Class A3
01/25/2054	4.000%	2,700,000	2,579,779
CMO Series 2025-2 Class A2
05/25/2030	9.560%	3,000,000	3,026,176
CMO Series 2025-RCF3 Class A2
07/25/2055	5.250%	2,750,000	2,719,933
CMO Series 2025-RCF3 Class A3
07/25/2055	5.250%	2,000,000	1,968,131
CMO Series 2025-RCF4 Class M1A
08/25/2055	4.500%	2,200,000	2,076,314
RCO Trust(a),(k)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	4,710,010	4,678,316
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RUN Trust(a),(f)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.038%	5,000,000	4,014,776
SAIF Securitization Trust(a),(k)
CMO Series 2025-CES1 Class A3
06/25/2065	5.991%	2,250,000	2,254,569
Saluda Grade Alternative Mortgage Trust(a),(f)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	3,018,833	5,224,033
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,224,000	4,158,548
Toorak Mortgage Trust(a),(f)
CMO Series 2024-RRTL1 Class M1
02/25/2039	9.162%	4,000,000	4,032,588
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	3,142,636	3,139,034
Vendee Mortgage Trust(f),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	158,936	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	186,678	0
Verus Securitization Trust(a),(f)
CMO Series 2023-INV1 Class M1
02/25/2068	7.474%	4,200,000	4,204,510
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	1,387,544	1,300,809
Vista Point Securitization Trust(a),(k)
CMO Series 2024-CES3 Class A3
01/25/2055	6.194%	5,000,000	5,050,630
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	3,050,000	3,071,777
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $182,949,076)			191,817,659

Call Option Contracts Purchased 0.9%
Value ($)
(Cost $12,043,118)	10,753,129

Put Option Contracts Purchased 0.4%

(Cost $9,917,422)	4,481,698

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(l),(m)	70,036,014	70,015,003
Total Money Market Funds (Cost $70,015,003)		70,015,003
Total Investments in Securities (Cost: $1,730,577,171)		1,646,480,084
Other Assets & Liabilities, Net		(433,333,546)
Net Assets		1,213,146,538
At August 31, 2025, securities and/or cash totaling $13,457,398 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	680	12/2025	USD	163,038,500	—	(68,738)
U.S. Treasury 5-Year Note	2,463	12/2025	USD	269,621,531	1,727,193	—
Total					1,727,193	(68,738)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(676)	06/2026	USD	(163,059,650)	—	(32,822)
U.S. Long Bond	(528)	12/2025	USD	(60,324,000)	—	(310,404)
U.S. Treasury 10-Year Note	(2,251)	12/2025	USD	(253,237,500)	—	(742,886)
U.S. Treasury 2-Year Note	(649)	12/2025	USD	(135,341,851)	—	(62,077)
U.S. Treasury Ultra Bond	(4)	12/2025	USD	(466,250)	—	(352)
Total					—	(1,148,541)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.80	09/12/2025	1,062,500	556,130
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.80	10/14/2025	2,110,000	1,436,120
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	129,000,000	129,000,000	3.50	07/09/2026	2,257,500	2,129,248
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	3.50	06/05/2026	1,839,000	1,556,100
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	74,126,000	74,126,000	3.50	06/11/2026	1,223,079	1,167,040
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	14,000,800	14,000,800	3.80	10/29/2025	686,039	81,436
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	05/14/2026	2,865,000	3,827,055
Total							12,043,118	10,753,129

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	70,000,000	70,000,000	3.90	09/30/2025	1,291,500	130,914
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	60,000,000	60,000,000	4.05	09/05/2025	474,000	6
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	4.00	11/10/2025	695,000	29,090
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	4.00	11/21/2025	896,700	40,610
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	50,000,000	50,000,000	3.75	12/23/2025	400,000	98,205
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	3.50	10/03/2025	587,500	84,600
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	109,751,209	109,751,209	3.50	02/27/2026	713,383	721,274
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	50,000,000	50,000,000	3.75	11/28/2025	480,000	69,560
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	100,000,000	100,000,000	3.55	12/29/2025	930,000	407,550
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	149,164,518	149,164,518	3.50	02/27/2026	1,055,339	980,294
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	150,000,000	150,000,000	3.40	08/05/2026	2,394,000	1,919,595
Total							9,917,422	4,481,698

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(155,000,000)	(155,000,000)	3.35	09/22/2025	(232,500)	(262,167)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(100,000,000)	(100,000,000)	3.30	09/26/2025	(140,000)	(154,600)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	(300,000,000)	(300,000,000)	3.35	09/22/2025	(457,500)	(507,420)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(50,000,000)	(50,000,000)	3.25	09/29/2025	(140,000)	(146,835)
Total							(970,000)	(1,071,022)

Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	594,478	(2,083)	652,672	—	—	(60,277)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	23.204	USD	5,000,000	(950,881)	2,083	—	(979,548)	30,750	—
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	23.204	USD	5,000,000	(950,881)	2,083	—	(555,308)	—	(393,490)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	6.803	USD	5,000,000	(801,211)	2,083	—	(640,356)	—	(158,772)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	18,000,000	(2,275,807)	7,500	—	(2,700,286)	431,979	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	3,000,000	(379,301)	1,250	—	(290,785)	—	(87,266)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	23.204	USD	10,000,000	(1,901,762)	4,167	—	(1,444,939)	—	(452,656)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	19.125	USD	2,019,878	(247,665)	842	—	(96,012)	—	(150,811)
Total								(7,507,508)	20,008	—	(6,707,234)	462,729	(1,242,995)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $325,594,748, which represents 26.84% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2025 and is not reflective of the cash flow payments.  The security is represented in shares.

(d)	Valuation based on significant unobservable inputs.
(e)	Variable rate security. The interest rate shown was the current rate as of August 31, 2025.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2025.

(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Columbia Quality Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Quality Income Fund, August 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)	Represents a security in default.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents a security purchased on a when-issued basis.
(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(l)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(m)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	36,516,188	207,739,650	(174,241,776)	941	70,015,003	(2,435)	624,814	70,036,014
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Quality Income Fund  | 2025

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1QT236_05_R01_(10/25)